SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Purchase of intangible asset from Mr. Bun Kwai			$ 20,046
Mr. Bun Kwai [Member]
Related Party Transaction [Line Items]
Salary		130,629	118,078	21,989
Purchase of intangible asset from Mr. Bun Kwai			20,046
Mr. Bun Kwai [Member] | Due to Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties		14,649	20,791
Mr. Bun Kwai [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties		10,940	10,855
Mr. Chun San Leung [Member]
Related Party Transaction [Line Items]
Service fee	[1]			17,994
Salary	[1]	25,357	13,273	23,012
Mr. Chun San Leung [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,124	2,107
Mr. Pak Lun Patrick Au [Member]
Related Party Transaction [Line Items]
Salary	[1]	88,753	50,436
Mr. Pak Lun Patrick Au [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	7,723	4,852
MSB Infinitus Limited [Member]
Related Party Transaction [Line Items]
Repayments to MSB Infinitus Limited	[2]	1,219,447
MSB Infinitus Limited [Member] | Due to Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]		1,219,447
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		35,436	1,258,052
Cubic Creation Limited [Member]
Related Party Transaction [Line Items]
Service fee	[3]		$ 45,192	$ 18,248

[1]	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited
[2]	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company. On October 28, 2024, MSB Infinitus Limited disposed all it’s shares in Lasting Success Holdings Limited to Ms. Stella Lo. MSB Infinitus Limited is not a related party to QMMM Holdings Limited thereafter.
[3]	Cubic Creations Limited is fully owned by Mr. Chun San Leung